OTHER PAYABLES - Third Party (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Other Payables [Line Items]
Total	¥ 3,533,918	$ 527,630	¥ 9,862,762
Third parties
Other Payables [Line Items]
Professional service fees	2,061,016	307,720	7,940,481
Distributors and employees	1,009,307	150,694	1,488,329
Accrued expenses	206,045	30,763	206,051
Others	257,550	38,453	227,901
Total	¥ 3,533,918	$ 527,630	¥ 9,862,762